                                                Filed Pursuant to Rule 497(e)
                                               (File Nos.: 33-25716 811-5697)



                                     [LOGO]




                                 DEM EQUITY FUND
                     a portfolio of The Chapman Funds, Inc.
                                 INVESTOR SHARES

                          Supplement dated July 8, 1999
                      to the Prospectus dated March 2, 1999

The information set forth under the caption "THE FUND--AN OVERVIEW--FUND EXPENSES" is revised by deleting such information in its entirety and inserting in lieu thereof the following:

FUND EXPENSES

         The numbers in Table 1 describe the fees and expenses that you may pay if you buy and hold shares in the fund. The expenses and fees set forth in the table are annualized for the period from inception to October 31, 1998 and are expressed as a percentage of average daily net assets during such period.


TABLE 1 ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------ ----------------

SHAREHOLDER FEES (FEES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                     4.75%
offering price)
Maximum Deferred Sales Charge (Load)                                                      -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other                     -0-%
Distributions
Redemption Fee 1                                                                          -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                                                   .90%
         Distribution (12b-1) Fee 2                                                       .75%
         Other Expenses 2                                                                3.15%
Total Annual Fund Operating Expenses 3                                                   4.80%
------------------------------------------------------------------------------ ----------------

----------
1    The fund imposes a $9.00 charge only on redemptions by wire transfer.

2    The Chapman Co., the fund's distributor, receives a fee for stockholder servicing and distribution services at an annual rate of up to a total of .75% (up to .25% service fee and .50% distribution fee) of the average daily net assets of the fund attributable to the Investor Shares offered by this Prospectus. The Chapman Co. has voluntarily limited such fee to an aggregate of
 .50% (up to .25% service fee and .25% distribution fee) of average daily assets. However, there is no guarantee that The Chapman Co. will continue to voluntarily limit the amount of such fee beyond fiscal year 1999. Based on this fee limitation, the fund's total annual operating expenses for fiscal year 1998 were 4.55%.

3    CCM, the fund's investment advisor, has voluntarily agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2000.

         Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                    --------------------------------------
                                 INVESTOR SHARES

                            1 Year             $  933
                            3 Years            $1,851
                            5 Years            $2,772
                            10 Years           $5,093
                    --------------------------------------

The caption "MANAGEMENT--THE MANAGEMENT FEE" and the information set forth thereunder are revised by deleting such caption and information in their entirety and inserting in lieu thereof the following:

THE MANAGEMENT FEE/EXPENSE REIMBURSEMENT

         The fund pays CCM an annual advisory fee of .90% of the fund's average weekly net assets and an administration fee of .15% of the fund's average weekly net assets. Both fees are calculated weekly and paid monthly.

         CCM has voluntarily agreed to limit the total annual operating expenses of the fund, solely attributable to the Investor Shares offered by this Prospectus, to 3.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses of the fund attributable to the Investor Shares beyond December 31, 2000.





Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.

                                     [LOGO]


                                 DEM EQUITY FUND
                     a portfolio of The Chapman Funds, Inc.
                              INSTITUTIONAL SHARES

                          Supplement dated July 8, 1999
                      to the Prospectus dated March 2, 1999

The information set forth under the caption "THE FUND--AN OVERVIEW--FUND EXPENSES" is revised by deleting such information in its entirety and inserting in lieu thereof the following:

FUND EXPENSES

         The numbers in Table 1 describe the fees and expenses that you may pay if you buy and hold shares in the fund. The expenses and fees set forth in the table are annualized for the period from inception to October 31, 1998 and are expressed as a percentage of average daily net assets during such period.


TABLE 1 ANNUAL FUND OPERATING EXPENSES
------------------------------------------------------------------------------ ----------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of                      -0-%
offering price)
Maximum Deferred Sales Charge (Load)                                                      -0-%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other                     -0-%
Distributions
Redemption Fee 1                                                                          -0-%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
         Management Fee                                                                   .90%
         Distribution (12b-1) Fee                                                         .25%
         Other Expenses                                                                  3.15%
Total Annual Fund Operating Expenses 2                                                   4.30%
------------------------------------------------------------------------------ ----------------

----------

1    The fund imposes a $9.00 charge only on redemptions by wire transfer.

2    CCM, the fund's investment advisor, has voluntarily agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2000.

         Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

EXAMPLE. The following table gives you a rough idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in the fund with the cost of investing in other funds. Although your actual costs may be higher or lower, the table shows expenses you would pay if operating expenses remain the same, you invest $10,000, you earn a 5% annual return, and you hold the investment for the following periods.

                     --------------------------------------
                              INSTITUTIONAL SHARES

                            1 Year             $  432
                            3 Years            $1,304
                            5 Years            $2,188
                            10 Years           $4,454
                     --------------------------------------

The caption "MANAGEMENT--THE MANAGEMENT FEE" and the information set forth thereunder are revised by deleting such caption and information in their entirety and inserting in lieu thereof the following:

THE MANAGEMENT FEE/EXPENSE REIMBURSEMENT

         The fund pays CCM an annual advisory fee of .90% of the fund's average weekly net assets and an administration fee of .15% of the fund's average weekly net assets. Both fees are calculated weekly and paid monthly.

         CCM has voluntarily agreed to limit the total annual operating expenses of the fund, solely attributable to the Institutional Shares offered by this Prospectus, to 2.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses of the fund attributable to the Institutional Shares beyond December 31, 2000.







Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.

                                     [LOGO]


                                 DEM EQUITY FUND
                     a portfolio of The Chapman Funds, Inc.
                                 INVESTOR SHARES
                              INSTITUTIONAL SHARES

                       Supplement dated July 8, 1999 to the
            Statement of Additional Information dated March 2, 1999

The information set forth under the caption "MANAGEMENT--THE INVESTMENT ADVISER" is revised by inserting as the fifth and sixth paragraphs of such section the following:

         CCM has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to the Institutional Shares, to 2.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses attributable to the Institutional Shares beyond December 31, 2000.

         CCM has voluntarily agreed to limit the total annual operating expenses of the Fund, solely attributable to the Investor Shares, to 3.00% of average daily net assets effective July 1, 1999 until at least December 31, 2000. However, there is no guarantee that CCM will continue to voluntarily limit the total annual operating expenses attributable to the Investor Shares beyond December 31, 2000.








Domestic Emerging Markets-Registered Trademark- and DEM-Registered Trademark-are registered trademarks and the stylized C-Eagle Logo-TM-, DEM Profile-TM-, DEM Universe-TM-, DEM Company-TM- DEM Index-TM- and DEM Multi-Manager-TM- are trademarks of Nathan A. Chapman, Jr.